WESMARK FUNDS

March 4, 2020

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WesMark Funds Registration Statement on Form N-1A 1933 Act File No. 333-16157 1940 Act File No. 811-07925

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information dated February 28, 2020, filed on behalf of WesMark Funds (the “Registrant”), that would have been filed pursuant to Rule 497(c) with respect to the WesMark Balanced Fund, WesMark Government Bond Fund, WesMark Growth Fund, WesMark Small Company Growth Fund, WesMark Tactical Opportunity Fund and WesMark West Virginia Municipal Bond Fund, each a series of the Registrant, would not have differed from those filed in Post-Effective Amendment No. 45 which was filed electronically on February 28, 2020.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Assistant Secretary